Income taxes (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforwards $	$ 79,060	$ 70,808
Research and development credits	13,809	10,650
Property and equipment and intangible assets	178	91
Deferred revenue	1,612	3,662
Contract liability		1,154
Share-based compensation	3,062	1,235
Operating lease liabilities	2,106	2,861
Section 174 research and development capitalization	13,319
Accruals and reserves	888	863
Other	23
Total deferred tax assets	114,057	91,324
Valuation allowance	(112,204)	(86,695)
Total deferred tax assets, net	1,853	4,629
Right-of-use assets	(1,811)	(2,460)
Total deferred tax liabilities	(1,811)	(2,460)
Net deferred tax assets $	42	2,169
Non-current deferred tax assets $	55	2,169
Non-current deferred tax liabilities (included as a component of Other liabilities)	$ (13)